CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	$ 8,526,793	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,850,214
Comprehensive income (net of tax):
Net (loss) / income	108,877					108,877
Currency translation adjustment	15,500				15,500
Movement on cash flow hedge	(3,858)				(3,858)
Total comprehensive income	120,519
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units	4	$ 4
Share based compensation expense	14,658		14,658
Share issuance costs	$ (4)		(4)
Ending balance (in shares) at Mar. 31, 2023	81,928,422	81,928,422
Ending balance at Mar. 31, 2023	$ 8,674,906	$ 6,662	6,867,887	1,162	(159,896)	1,959,091
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	8,526,793	$ 6,649	6,840,306	1,162	(171,538)	1,850,214
Comprehensive income (net of tax):
Net (loss) / income	216,922
Currency translation adjustment	4,862
Movement on cash flow hedge	10,148
Total comprehensive income	$ 231,932
Ending balance (in shares) at Jun. 30, 2023	82,151,049	82,151,049
Ending balance at Jun. 30, 2023	$ 8,809,940	$ 6,676	6,891,494	1,162	(156,528)	2,067,136
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	8,526,793	$ 6,649	6,840,306	1,162	(171,538)	1,850,214
Comprehensive income (net of tax):
Net (loss) / income	370,823
Currency translation adjustment	(33,786)
Movement on cash flow hedge	15,134
Total comprehensive income	$ 352,171
Ending balance (in shares) at Sep. 30, 2023	82,326,976	82,326,976
Ending balance at Sep. 30, 2023	$ 8,962,770	$ 6,688	6,924,073	1,162	(190,190)	2,221,037
Beginning balance (in shares) at Mar. 31, 2023	81,928,422	81,928,422
Beginning balance at Mar. 31, 2023	$ 8,674,906	$ 6,662	6,867,887	1,162	(159,896)	1,959,091
Comprehensive income (net of tax):
Net (loss) / income	108,045					108,045
Currency translation adjustment	(10,638)				(10,638)
Movement on cash flow hedge	14,006				14,006
Total comprehensive income	111,413
Exercise of share options (in shares)		93,304
Exercise of share options	7,229	$ 6	7,223
Issue of restricted share units / performance share units (in shares)		129,323
Issue of restricted share units	8	$ 8
Share based compensation expense	16,389		16,389
Share issuance costs	$ (5)		(5)
Ending balance (in shares) at Jun. 30, 2023	82,151,049	82,151,049
Ending balance at Jun. 30, 2023	$ 8,809,940	$ 6,676	6,891,494	1,162	(156,528)	2,067,136
Comprehensive income (net of tax):
Net (loss) / income	153,901					153,901
Currency translation adjustment	(38,648)				(38,648)
Movement on cash flow hedge	4,986				4,986
Total comprehensive income	120,239
Exercise of share options (in shares)		147,661
Exercise of share options	16,337	$ 9	16,328
Issue of restricted share units / performance share units (in shares)		28,266
Issue of restricted share units	3	$ 3
Share based compensation expense	16,256		16,256
Share issuance costs	$ (5)		(5)
Ending balance (in shares) at Sep. 30, 2023	82,326,976	82,326,976
Ending balance at Sep. 30, 2023	$ 8,962,770	$ 6,688	6,924,073	1,162	(190,190)	2,221,037
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	9,211,446	$ 6,699	6,942,669	1,162	(143,506)	2,404,422
Comprehensive income (net of tax):
Net (loss) / income	148,337					148,337
Currency translation adjustment	(32,040)				(32,040)
Movement on cash flow hedge	9,084				9,084
Total comprehensive income	125,381
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units	2	$ 2
Share based compensation expense	11,121		11,121
Share issuance costs	$ (4)		(4)
Ending balance (in shares) at Mar. 31, 2024	82,683,805	82,683,805
Ending balance at Mar. 31, 2024	$ 9,364,249	$ 6,711	6,970,079	1,162	(166,462)	2,552,759
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	9,211,446	$ 6,699	6,942,669	1,162	(143,506)	2,404,422
Comprehensive income (net of tax):
Net (loss) / income	231,113
Currency translation adjustment	(41,025)
Movement on cash flow hedge	4,972
Total comprehensive income	$ 195,060
Ending balance (in shares) at Jun. 30, 2024	82,816,600	82,816,600
Ending balance at Jun. 30, 2024	$ 9,452,594	$ 6,720	6,988,736	1,162	(179,559)	2,635,535
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	9,211,446	$ 6,699	6,942,669	1,162	(143,506)	2,404,422
Comprehensive income (net of tax):
Net (loss) / income	444,381
Currency translation adjustment	28,670
Movement on cash flow hedge	4,774
Total comprehensive income	$ 477,825
Ending balance (in shares) at Sep. 30, 2024	82,559,366	82,559,366
Ending balance at Sep. 30, 2024	$ 9,658,107	$ 6,703	7,011,547	1,184	(110,062)	2,748,735
Beginning balance (in shares) at Mar. 31, 2024	82,683,805	82,683,805
Beginning balance at Mar. 31, 2024	$ 9,364,249	$ 6,711	6,970,079	1,162	(166,462)	2,552,759
Comprehensive income (net of tax):
Net (loss) / income	82,776					82,776
Currency translation adjustment	(8,985)				(8,985)
Movement on cash flow hedge	(4,112)				(4,112)
Total comprehensive income	69,679
Exercise of share options (in shares)		45,127
Exercise of share options	5,334	$ 3	5,331
Issue of restricted share units / performance share units (in shares)		87,668
Issue of restricted share units	6	$ 6
Share based compensation expense	13,336		13,336
Share issuance costs	$ (10)		(10)
Ending balance (in shares) at Jun. 30, 2024	82,816,600	82,816,600
Ending balance at Jun. 30, 2024	$ 9,452,594	$ 6,720	6,988,736	1,162	(179,559)	2,635,535
Comprehensive income (net of tax):
Net (loss) / income	213,268					213,268
Currency translation adjustment	69,695				69,695
Movement on cash flow hedge	(198)				(198)
Total comprehensive income	282,765
Exercise of share options (in shares)		74,151
Exercise of share options	10,734	$ 5	10,729
Issue of restricted share units / performance share units (in shares)		5,685
Issue of restricted share units	0
Share based compensation expense	12,085		12,085
Share issuance costs	(3)		(3)
Repurchase of ordinary shares (in shares)		(337,070)
Repurchase of ordinary shares	(100,000)	$ (22)		22		(100,000)
Share repurchase costs	$ (68)					(68)
Ending balance (in shares) at Sep. 30, 2024	82,559,366	82,559,366
Ending balance at Sep. 30, 2024	$ 9,658,107	$ 6,703	7,011,547	1,184	(110,062)	2,748,735
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net (loss) / income	160,812					160,812
Currency translation adjustment	59,158				59,158
Movement on cash flow hedge	(2,420)				(2,420)
Total comprehensive income	217,550
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units / performance share units (in shares)		27,046
Issue of restricted share units	1	$ 1
Share based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	$ (150)					(150)
Ending balance (in shares) at Mar. 31, 2025	79,464,252	79,464,252
Ending balance at Mar. 31, 2025	$ 9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net (loss) / income	364,328
Currency translation adjustment	163,586
Movement on cash flow hedge	(2,420)
Total comprehensive income	$ 525,494
Ending balance (in shares) at Jun. 30, 2025	77,772,130	77,772,130
Ending balance at Jun. 30, 2025	$ 9,500,647	$ 6,390	7,054,324	1,506	(68,763)	2,507,190
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net (loss) / income	80,145
Currency translation adjustment	145,405
Movement on cash flow hedge	(2,420)
Total comprehensive income	$ 223,130
Ending balance (in shares) at Sep. 30, 2025	76,359,932	76,359,932
Ending balance at Sep. 30, 2025	$ 8,993,868	$ 6,290	7,100,059	1,606	(86,944)	1,972,857
Beginning balance (in shares) at Mar. 31, 2025	79,464,252	79,464,252
Beginning balance at Mar. 31, 2025	$ 9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Comprehensive income (net of tax):
Net (loss) / income	203,516					203,516
Currency translation adjustment	104,428				104,428
Movement on cash flow hedge	0
Total comprehensive income	307,944
Exercise of share options (in shares)		17,901
Exercise of share options	1,734	$ 1	1,733
Issue of restricted share units / performance share units (in shares)		7,158
Issue of restricted share units	1	$ 1
Share based compensation expense	15,251		15,251
Share issuance costs	(4)		(4)
Repurchase of ordinary shares (in shares)		(1,717,181)
Repurchase of ordinary shares	(250,000)	$ (117)		117		(250,000)
Share repurchase costs	$ (150)					(150)
Ending balance (in shares) at Jun. 30, 2025	77,772,130	77,772,130
Ending balance at Jun. 30, 2025	$ 9,500,647	$ 6,390	7,054,324	1,506	(68,763)	2,507,190
Comprehensive income (net of tax):
Net (loss) / income	(284,183)					(284,183)
Currency translation adjustment	(18,181)				(18,181)
Movement on cash flow hedge	0
Total comprehensive income	(302,364)
Exercise of share options (in shares)		7,110
Exercise of share options	821		821
Issue of restricted share units / performance share units (in shares)		7,304
Issue of restricted share units	0
Share based compensation expense	44,919		44,919
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,426,612)
Repurchase of ordinary shares	(250,000)	$ (100)		100		(250,000)
Share repurchase costs	$ (150)					(150)
Ending balance (in shares) at Sep. 30, 2025	76,359,932	76,359,932
Ending balance at Sep. 30, 2025	$ 8,993,868	$ 6,290	$ 7,100,059	$ 1,606	$ (86,944)	$ 1,972,857